Cover	Jun. 15, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2023
Entity File Number	000-56021
Entity Registrant Name	ACREAGE HOLDINGS, INC.
Entity Central Index Key	0001762359
Entity Tax Identification Number	98-1463868
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	366 Madison Ave., 14th Floor,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	600-9181
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class E Subordinate Voting Shares
Document Information [Line Items]
Title of 12(b) Security	Class E subordinate voting shares
Trading Symbol	ACRHF
Class D Subordinate Voting Shares
Document Information [Line Items]
Title of 12(b) Security	Class D subordinate voting shares
Trading Symbol	ACRDF